Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Parenthetical) (Detail) - Rigetti Computing, Inc [Member] - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Number of Restricted Stock Units, Vested	952,127
Unvested Customer Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	1,608,359	1,608,359